CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net loss	$ (1,129,975)	$ (895,111)	$ (3,141,753)	$ (2,043,108)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	51,049	678,918	1,159,611	623,457
Forgiveness of PPP loan			(404,305)	0
Write off of deferred offering costs and other			0	123,875
Forgiveness of PPP loan indebtedness	0	(210,680)
Depreciation and amortization	42,469	40,978	166,535	111,311
Changes in operating assets and liabilities:
Contract assets	0	62,273	62,273	481,671
Accounts receivable	6,000	10,707	4,707	(9,397)
Prepaid expenses and other current assets	16,295	(6,151)	(191,691)	92,538
Deferred expenses	(10,883)	(75,327)	177,214	(73,536)
Accounts payable and accrued expenses	92,821	93,747	(39,099)	(30,959)
Deferred revenue	65,000	99,311	(250,447)	(51,931)
Total Adjustments	262,751	693,776	684,798	1,267,029
Net Cash Used In Operating Activities	(867,224)	(201,335)	(2,456,955)	(776,079)
Cash Flows Used In Investing Activities:
Purchases of property and equipment	(122,122)	(21,161)	(32,506)	(686,915)
Lease of property	(16,666)	0
Net Cash Used In Investing Activities	(138,788)	(21,161)	(32,506)	(686,915)
Cash Flows From Financing Activities:
Proceeds from sale of common stock, net of costs	0	5,006,500	4,599,055	0
Proceeds from government loans	0	193,625	193,625	684,580
Repayment of government loans	(18,309)	(3,561)	(46,097)	(4,714)
Proceeds from exercise of stock options	0	68,438	68,438	405,000
Payment of deferred offering costs	0	(407,445)	0	(39,740)
Net Cash Provided By Financing Activities	(18,309)	4,857,557	4,815,021	1,040,566
Net Increase (Decrease) In Cash and Restricted Cash	(1,024,321)	4,635,061	2,325,560	(422,428)
Cash and Restricted Cash - Beginning Of Year	2,701,414	375,854	375,854	798,282
Cash and Restricted Cash - End Of Year	1,677,093	5,010,915	2,701,414	375,854
Cash and Restricted Cash Consisted of the Following:
Cash	1,573,880	4,907,753
Restricted cash	103,213	103,162
Cash and Restricted Cash	1,677,093	5,010,915	2,701,414	375,854
Cash paid during the year for:
Interest	3,588	1,600	6,911	2,200
Income taxes	0	0	0	0
Non-cash investing and financing activities:
Operating Lease ROU Asset	680,683	$ 0
Payment of deferred loan costs			0	(4,560)
Cash	1,573,880		2,598,213	272,705
Restricted cash	$ 103,213		103,201	103,149
Fixed assets purchased on account			$ 0	$ 20,598